Related Party Transactions - Schedule of the Major Related Parties (Details)	12 Months Ended
Jul. 31, 2024
Mr. Jun Liu [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the Company	The former Chief Executive Officer of the Company [1]
Huaya [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the Company	Wholly owned by Mr. Pishan Chi, the former Chief Executive Officer of the Company
Asia International Securities Exchange Co., Ltd. [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the Company	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”) [Member]
Schedule of the Major Related Parties [Line Items]
Relationship with the Company	Wholly owned by Mr. Jun Liu

[1]	On January 22, 2025, Mr. Jun Liu resigned from his position as the Chief Executive Officer, director and Chairman of the board of directors of the Company, effective immediately. In accordance with applicable accounting standards (ASC 850), he and the companies owned by him were no longer considered as related parties.